Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the ESS Tech, Inc. 2021 Equity Incentive Plan (the "2021 Plan")
Amount Registered | shares	1,017,333
Proposed Maximum Offering Price per Unit	1.59
Maximum Aggregate Offering Price	$ 1,617,559.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 223.38
Offering Note
(1)    Represents shares of common stock, par value $0.0001 per share (the “Common Stock”) ESS Tech, Inc. (the “Registrant”) available for issuance pursuant to awards granted pursuant to each of the Registrant’s 2021 Plan and 2021 ESPP. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock that become issuable with respect to the securities identified in the above table under each of the 2021 Plan and 2021 ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
(2)    Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.59 per share, which is the average of the high and low prices of Common Stock, as reported on the New York Stock Exchange, on February 27, 2026, which date is within five business days prior to the filing of this Registration Statement
(3)    Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $1.59 per share, which is the average of the high and low prices of Common Stock, as reported on the New York Stock Exchange, on February 27, 2026, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the ESS Tech, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP")
Amount Registered | shares	204,000
Proposed Maximum Offering Price per Unit	1.36
Maximum Aggregate Offering Price	$ 277,440
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.32
Offering Note
(1)    Represents shares of common stock, par value $0.0001 per share (the “Common Stock”) ESS Tech, Inc. (the “Registrant”) available for issuance pursuant to awards granted pursuant to each of the Registrant’s 2021 Plan and 2021 ESPP. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock that become issuable with respect to the securities identified in the above table under each of the 2021 Plan and 2021 ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
(2)    Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.59 per share, which is the average of the high and low prices of Common Stock, as reported on the New York Stock Exchange, on February 27, 2026, which date is within five business days prior to the filing of this Registration Statement
(3)    Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $1.59 per share, which is the average of the high and low prices of Common Stock, as reported on the New York Stock Exchange, on February 27, 2026, which date is within five business days prior to the filing of this Registration Statement.